Intangible Assets - Summary of Frequency Band And Payment Allocation (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
900MHz
Disclosure of Frequency Allocation Based on Consideration Of Intangible Assets [Line Items]
Payment amount	₩ 141,300
1.8GHz
Disclosure of Frequency Allocation Based on Consideration Of Intangible Assets [Line Items]
Payment amount	547,800
2.1GHz
Disclosure of Frequency Allocation Based on Consideration Of Intangible Assets [Line Items]
Payment amount	₩ 411,700